RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related Party Consultancy Fee	$ 22,890	$ 90,000	$ 90,000
Related Party Consultancy Fee Payable	0	22,500
Directors' remuneration	0	12,000	12,000
Non Interest Expense Directors Fees Outstanding	0	12,000
Noninterest Advance To Related Party	2,628	12,444
CWN Capital Inc [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	36,467	115,093	270,810
Services Provided To Related Party		0	115,093
Costs Incurred On Behalf Related Party	$ 0	57,147
CWN Mining Acquisition [Member]
Related Party Transaction [Line Items]
Services Provided To Related Party		$ 11,653	$ 14,043